EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Summary of Calculation of Earnings per Share
Basic and diluted - Continued operation
	12/31/2023	12/31/2022 (Reclassified)	12/31/2021
Income attributable to holders of common shares of Company used in calculating basic earnings per share	1,078,737	1,158,852	6,312,140
Diluting effect of the share-based plan of subsidiaries	(814)	(1,739)	(5,249)
Company used in the calculation of diluted earnings per share	1,077,923	1,157,113	6,306,891

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,867,005	1,869,077	1,834,533
Dilutive effect of the share-based plan	7,341	5,503	4,687
Diluted	1,874,346	1,874,580	1,839,220

Earnings per share
Basic	R$0.5778	R$0.6200	R$3.4407
Diluted	R$0.5751	R$0.6173	R$3.4291
Basic and diluted - Discontinued operation

	12/31/2023	12/31/2022	12/31/2021
Net income attributable to holders of common shares of Company used in calculating basic earnings per share	15,654	17,180	—
Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,867,005	1,869,077	—
Dilutive effect of the share-based plan	7,341	5,503	—
Diluted	1,874,346	1,874,580	—
Earnings per share
Basic	R$0.0084	R$0.0092	—
Diluted	R$0.0084	R$0.0092	—